UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 Apr 26, 2007

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $2,257,448


List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

3m Company                 COM       88579Y101 96480.1                126,233       SH              SOLE         126,233
At&t Inc                   COM       00206R102 12302.04               31,200        SH              SOLE         31,200
Avx Corp. New              COM       002444107 2093.8                 13,775        SH              SOLE         13,775
Bausch & Lomb Inc          COM       071707103 116545.06              227,805       SH              SOLE         227,805
Boeing Company             COM       097023105 116713.12              131,271       SH              SOLE         131,271
Boston Scientific Corp     COM       101137107 98043.22               674,300       SH              SOLE         674,300
Chesapeake Energy Corp #   COM       165167107 118906.29              385,059       SH              SOLE         385,059
Chevron Corp Com           COM       166764100 2121.91                2,869         SH              SOLE         2,869
Conocophillips             COM       20825C104 2458.55                3,597         SH              SOLE         3,597
Conseco Inc New            COM NEW   208464883 23573.67               136,264       SH              SOLE         136,264
Cypress Semiconductor Corp COM       232806109 106282.6               572,952       SH              SOLE         572,952
Earthlink Inc              COM       270321102 13737.52               186,905       SH              SOLE         186,905
Embarq Corp                COM       29078E105 4817.92                8,550         SH              SOLE         8,550
Exxon Mobil Corp Com       COM       30231G102 7578.72                10,045        SH              SOLE         10,045
Freddie Mac                COM       313400301 93237.83               156,729       SH              SOLE         156,729
General Motors Corp        COM       370442105 82234.71               268,390       SH              SOLE         268,390
General Mtrs Corp Sr Deb CoDEB SR CON370442733 10603.25               51,100        SH              SOLE         51,100
Maui Land Pineapple Co.    COM       577345101 49769.51               137,675       SH              SOLE         137,675
National Oilwell Varco In  COM       637071101 52708.17               67,757        SH              SOLE         67,757
Ncr Corp New               COM       62886E108 48621.26               101,782       SH              SOLE         101,782
Pfizer Inc                 COM       717081103 90568.84               358,546       SH              SOLE         358,546
Qualcomm Inc               COM       747525103 19892.78               46,631        SH              SOLE         46,631
Questar Corp               COM       748356102 93180.2                104,450       SH              SOLE         104,450
Rogers Communications Inc  CL B      775109200 2293.48                7,000         SH              SOLE         7,000
Rowan Companies Inc        COM       779382100 91293.93               281,164       SH              SOLE         281,164
Sabre Holdings Corp        CL A      785905100 70637.27               215,686       SH              SOLE         215,686
Schering-Plough Corp       COM       806605101 102120.56              400,316       SH              SOLE         400,316
Sony Corp Adr New          ADR NEW   835699307 111965.92              221,759       SH              SOLE         221,759
Sprint Nextel Corp         COM FON   852061100 66774.77               352,188       SH              SOLE         352,188
Sun Microsystems Inc       COM       866810104 123333.67              2,052,141     SH              SOLE         2,052,141
Sycamore Networks Inc.     COM       871206108 1529.4                 40,893        SH              SOLE         40,893
Tellabs Inc Com            COM       879664100 2195.32                22,175        SH              SOLE         22,175
Union Pacific Corp         COM       907818108 24368.72               23,997        SH              SOLE         23,997
Verizon Communications     COM       92343V104 28031.22               73,922        SH              SOLE         73,922
Wachovia Corp (2nd New)    COM       929903102 118082.58              214,501       SH              SOLE         214,501
Walt Disney Co             COM DISNEY254687106 115443.41              335,299       SH              SOLE         335,299

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